Summary of Significant Accounting Policies (Details) - Schedule of carrying values of financial instruments - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of carrying values of financial instruments [Abstract]
Current portion of long-term debt		$ 4,571,452	$ 5,373,859
Long-term loan	1,441,897	1,425,475	1,855,294
Total	$ 1,441,897	$ 5,996,927	$ 7,229,153